OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Other Accounts Payable and Accrued Expenses
	December 31,
	2021	2020

Payroll and related accruals	$8,380	$6,579
Accrued expenses - agents’ commissions	1,378	1,094
Accrued expenses	3,687	1,954
Royalties to IIA	-	228
	$13,445	$9,855